Shareholder Report, Line Graph (Details) 194012_Jensen Global Quality Growth Fund_Class I_TSR Annual {Class I} - USD ($)								12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Apr. 15, 2020	May 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name								Class I
Accumulated Value	$ 453,109	$ 407,884	$ 366,367	$ 347,643	$ 357,450	$ 270,250	$ 250,000	$ 488,810
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 511,588	$ 450,136	$ 364,316	$ 361,243	$ 387,526	$ 273,203	$ 250,000	$ 666,442